Summary of significant accounting policies (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Revenues	$ 82,665	$ 69,286	$ 67,907
Costs	(53,190)	(43,718)	(42,629)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,613
Changes in the net realizable value of agricultural products after harvest	(30)	30	(407)
Gross profit	31,058	27,111	25,203
Net loss from fair value adjustment of investment properties	(23,618)	16,849	(2,868)
Gain from disposal of farmlands	465	16,849	(2,868)
General and administrative expenses	8,770	7,849	7,980
Selling expenses	9,823	9,412	9,918
Other operating results, net	881	2,612	(298)
(Loss) / Profit from operations	(9,807)	29,451	4,147
Share of loss of associates and joint ventures	(4,979)	(2,292)	(798)
(Loss) / Profit from operations before financing and taxation	(14,786)
Finance income	1,428	1,193	1,314
Finance cost	(17,486)
Other financial results	4,128	(15,453)	9,228
Inflation adjustment	431	278	2,413
Financial results, net	(12,361)	(33,812)	(6,729)
(Loss) / Income before income tax	(27,147)	(6,653)	(3,380)
Income tax	1,830	(5,461)	1,833
(Loss) / Income for the year from continuing operations	(28,977)	(1,192)	(5,213)
Profit for the year from discontinued operations	480	20,377	8,835
Loss for the year	(28,497)	$ 19,185	$ 3,622
According to Previous Standards [Member]
Statement Line Items [Line Items]
Revenues	79,870
Costs	(50,828)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,613
Changes in the net realizable value of agricultural products after harvest	(30)
Gross profit	30,625
Net loss from fair value adjustment of investment properties	(23,618)
Gain from disposal of farmlands	465
General and administrative expenses	(8,770)
Selling expenses	(10,981)
Other operating results, net	881
(Loss) / Profit from operations	(11,398)
Share of loss of associates and joint ventures	(4,943)
(Loss) / Profit from operations before financing and taxation	(16,341)
Finance income	1,428
Finance cost	(17,455)
Other financial results	4,128
Inflation adjustment	(431)
Financial results, net	(12,330)
(Loss) / Income before income tax	(28,671)
Income tax	(1,468)
(Loss) / Income for the year from continuing operations	(30,139)
Profit for the year from discontinued operations	480
Loss for the year	(29,659)
Implementation of IFRS 15 [Member]
Statement Line Items [Line Items]
Revenues	2,795
Costs	(2,362)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in the net realizable value of agricultural products after harvest
Gross profit	433
Net loss from fair value adjustment of investment properties
Gain from disposal of farmlands
General and administrative expenses
Selling expenses	1,158
Other operating results, net
(Loss) / Profit from operations	1,591
Share of loss of associates and joint ventures	(36)
(Loss) / Profit from operations before financing and taxation	1,555
Finance income
Finance cost	(31)
Other financial results
Inflation adjustment
Financial results, net	(31)
(Loss) / Income before income tax	1,524
Income tax	(362)
(Loss) / Income for the year from continuing operations	1,162
Profit for the year from discontinued operations
Loss for the year	$ 1,162